Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Intangible Assets [Line Items]
Total intangible assets, at cost	$ 78,784	$ 74,890
Less: accumulated amortization	(72,456)	(63,082)
Total intangible assets, net	6,328	11,808
Trademark [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets, at cost	44,121	41,940
Software [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets, at cost	$ 34,663	$ 32,950